CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Accounts Payable and Accrued Liabilities (Details) ₽ in Millions, $ in Millions	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)
Accounts Payable and Accrued Liabilities
Trade accounts payable and accrued liabilities - third parties	₽ 30,647	$ 414.8	₽ 21,443
Trade accounts payable and accrued liabilities - related parties			11
Operating lease liabilities, current	₽ 8,620	$ 116.7	₽ 10,603
Operating lease liabilities - current , Balance sheet location	Total accounts payable and accrued liabilities	Total accounts payable and accrued liabilities	Total accounts payable and accrued liabilities
Salary and other compensation expenses payable/accrued to employees	₽ 4,046	$ 54.8	₽ 2,459
Finance lease liability, current	321	4.3	462
Total accounts payable and accrued liabilities	43,634	590.6	34,978
INCOME TAX
Income tax payable	₽ 454	$ 6.1	₽ 418